UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01639

Engex, Inc.

(Exact name of registrant as specified in charter)

44 Wall Street, New York, NY 10005

(Address of Principal Executive Office) (Zip Code)

CT Corporation, 111 Eighth Avenue, New York, NY 10011

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 495-4200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Item 1. Proxy Voting Record

ENZO BIOCHEM, INC.

Ticker:	ENZ	Security ID: 294100102
Meeting Date:	January 17, 2014

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of Directors	For	For	Issuer
2	To approve, in a nonbinding advisory vote, the compensation of the Company’s named executive officers.	For	For	Issuer
3	To ratify the appointment of EisnerAmper LLP as the Company’s independent registered public accounting firm for the Company’s fiscal year ending July 31, 2014.	For	For	Issuer

MIMEDX GROUP INC.

Ticker:	MDXG	Security ID: 602496101
Meeting Date:	July 28, 2014

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of directors	For	For	Issuer
2	Proposal to approve amendment to the company’s assumed 2006 stock incentive plan.	For	For	Issuer
3	Proposal to ratify the appointment of Cherry, Bekaert & Holland as independent registered public accounting firm for current fiscal year.	For	For	Issuer

MRI INTERVENTIONS INC. (formerly, SURGIVISION, INC.)

Ticker:	MRIC	Security ID: 55347P100
Meeting Date:	June 3, 2014

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of directors	For	For	Issuer
2	Ratification of the appointment of Cherry Bekaert LLP as MRI Interventions’ independent registered public accounting firm for fiscal year ending December 31, 2014.	For	For	Issuer

SIGNATURE/S

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENGEX, INC.

By: /s/ J. Morton Davis

Title: Chairman and CEO

DATE: July 17, 2014